Trade and Other Receivables - Reconciliation of Changes in Allowance Account for Credit Losses (Detail) - Trade receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Amounts at beginning of year	$ (231)	$ (406)
Allowances for expected credit losses (Note 7)	0	36
Foreign exchange differences	179	139
Amounts at end of year	$ (52)	$ (231)